John L. Reizian

Vice President and Associate General Counsel

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103-1105

Telephone: (860) 466-1539

Facsimile:  (860) 466-1778

John.Reizian@LFG.com

VIA EDGAR

November 12, 2009

U. S. Securities and Exchange Commission

Division of Investment Management

Office of Insurance Products, Room 8634; Mail 8629

100 F Street, NE

Washington, DC 20549-4644

Re:                              Lincoln Life Flexible Premium Variable Life Account Y (“Account”)

The Lincoln National Life Insurance Company

File No. 333-156123; 811-21028; CIK: 0001163403

Post-Effective Amendment No. 2, Form N-6, Rule 485(a)

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus.  I would like to confirm the contract name on the front cover of the prospectus (American Legacy AssetEdgeSM VUL) is and will continue to be the same as the EDGAR class identifier.

The purpose of the amendment is to revise certain product features and numerical values that currently are expressed in the prospectus in a number of tables and examples of calculations.  These revisions are occasioned by a re-pricing of the insurance elements of the product and are more fully described below:

•                  The calculation of the death benefit payable under Death Benefit Option 2 has been revised;

•                  The calculation of the Specified Amount after a change from Death Benefit Option 2 to Death Benefit Option 1 has been revised;

•                  The Maximum Charge shown in the Surrender Charge section of “Table I: Transaction Fees” has been reduced and the Surrender Charges shown for a Representative Insured (male and female) have changed.

•                  The Cost of Insurance charges shown for a Representative Insured (male and female) shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” have changed.

•                  The Maximum Charge Shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been reduced and the charges shown for a Representative Insured (male and female) have changed.

•                  The schedule of maximum Surrender Charge periods associated with the age of the insured on the Policy Date (or the date of an increase in specified amount) has been increased at each point by 5 years.

Pursuant to Securities Act Release No. 33-6510, we request selective review of this registration statement.  Selective review is appropriate because the features of this product are substantially similar to the features of Lincoln AssetEdgesm VUL (File Nos. 333-146507), administered by The Lincoln National Life Insurance Company.  Differences between the products reflect the use of only American Funds and the omission of the Exec Enhanced Surrender Value Rider — Multi-Life Basis, as it is not applicable.  Please note, minor changes have been made to bring language consistent with the language used in the most recent supplements for Lincoln AssetEdgesm VUL.

Should you have any questions regarding this filing, please feel free to contact me at (860) 466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel